UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.
FIMCO Select Fund
SCHEDULE OF INVESTMENTS at February 28, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 108.3%

	Apparel Manufacturing: 1.5%
8,800	Cintas Corp.	$218,152

	Beverage & Tobacco Products: 3.3%
9,200	The Coca-Cola Co.1	485,024

	Chemical Manufacturing: 10.8%
9,000	A. Schulman, Inc.	212,040
14,479	The Dow Chemical Co.	409,900
11,500	Johnson & Johnson1	724,500
11,500	Mylan, Inc.*	245,410
		1,591,850
	Computer & Electronic Products: 3.6%
22,000	Cisco Systems, Inc.*1	535,260

	Construction of Buildings: 2.4%
21,700	KB Home	353,276

	Credit Intermediation: 11.7%
5,000	Toronto-Dominion Bank	319,450
34,400	Wells Fargo & Co.	940,496
29,300	The Western Union Co.1	462,354
		1,722,300
	Data Processing & Hosting: 1.9%
6,800	Automatic Data Processing, Inc.1	282,948

	Fabricated Metal Products: 2.1%
8,900	The Shaw Group, Inc.*	308,830

	Food Manufacturing: 2.4%
12,700	Kraft Foods, Inc.	361,061

	General Merchandise Stores: 10.3%
5,900	Costco Wholesale Corp.1	359,723
21,500	Wal-Mart Stores, Inc.1	1,162,505
		1,522,228
	Insurance Carriers: 14.9%
15,350	Berkshire Hathaway, Inc. - Class B*	1,229,996
1,600	Markel Corp.*1	564,400
8,600	Torchmark Corp.	399,900
		2,194,296
	Machinery: 2.7%
25,000	General Electric Co.1	401,500

	Miscellaneous: 2.6%
8,800	Medtronic, Inc.	381,920

	Oil & Gas Extraction: 1.8%
8,000	Enterprise Products Partners L.P.	262,080

	Performing Arts & Spectator Sports: 1.1%
7,300	Penn National Gaming, Inc.*	168,922

	Petroleum & Coal Products: 6.0%
4,658	Chevron Corp.1	336,773
5,469	ConocoPhillips1	262,512
4,343	Exxon Mobil Corp.1	282,295
		881,580
	Publishing Industries: 12.0%
31,600	Microsoft Corp.1	905,656
18,457	Oracle Corp.1	454,965
990	The Washington Post Co. - Class B	416,107
		1,776,728
	Sporting Goods & Leisure: 0.9%
90,900	Borders Group, Inc.*1	129,078

	Telecommunications: 3.8%
16,600	CenturyTel, Inc.1	568,882

	Transportation Equipment: 4.3%
10,000	The Boeing Co.	631,600

	Utilities: 4.7%
13,500	Black Hills Corp.	376,245
12,200	DPL, Inc.	323,788
		700,033
	Wood Products: 3.5%
22,000	Leucadia National Corp.*	522,280

	TOTAL COMMON STOCKS
	(Cost $15,603,877)	15,999,828

	SHORT-TERM INVESTMENT: 0.8%
	Money Market Fund: 0.8%
117,372	Fidelity Money Market Portfolio - Select Class, 0.18%2	117,372

	TOTAL SHORT-TERM INVESTMENT
	(Cost $117,372)	117,372

	TOTAL INVESTMENTS IN SECURITIES: 109.1%
	(Cost $15,721,249)	16,117,200
	Liabilities in Excess of Other Assets: (9.1)%	(1,341,977)
	TOTAL NET ASSETS: 100.0%	$14,775,223

1 All or a portion of the security was purchased with the cash proceeds from securities sold short and is used for collateral on short sales. The total market value of collateral for short sales is $6,220,000.

2 7-Day Yield.
* Non-income producing security.

FIMCO Select Fund
SCHEDULE OF SECURITIES SOLD SHORT at February 28, 2010 (Unaudited)

Shares		Value
12,815	Blackbaud, Inc.	$298,333
15,100	Gentiva Health Services, Inc.	418,421
17,800	Hecla Mining Co.	92,560
7,500	MSC Industrial Direct Co., Inc.	341,775
7,300	New Jersey Resources Corp.	265,866
8,900	Reliance Steel & Aluminum Co.	394,626

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,669,873)	$1,811,581
		.
The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows+:

	Cost of investments	$14,069,769
	Gross unrealized appreciation	1,553,178
	Gross unrealized depreciation	(1,317,328)
	Net unrealized appreciation	$235,850

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2010 (Unaudited)
The FIMCO Select Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock^	$16,117,200	$-	$-	$16,117,200
Short-Term Investment	117,372	-	-	117,372
Total Investments in Securities	$16,234,572	$-	$-	$16,234,572

Securities Sold Short^	$(1,811,581)	$-	$-	$(1,811,581)

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date   March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Robert M. Slotky
Robert M. Slotky, President

Date   March 29, 2010

By (Signature and Title)*        /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   March 12, 2010

Print the name and title of each signing officer under his or her signature.